Long-Term Debt - Principal Payment Requirements For our Long-Term Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Principal payment requirements for our long-term debt outstanding
2013
2014	79,750
Total	$ 79,750